Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Line Items]
Depreciation expenses	$ 854	$ 981	$ 1,045
Property and equipment, net	1,463	2,290
Property, Plant and Equipment [Member]
Property and Equipment [Line Items]
Property and equipment, net	$ 1	$ 1	$ 86